FIRSTAR FUNDS, INC.
                                 (the "Company")

                                Money Market Fund
                         Institutional Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                        U.S. Government Money Market Fund
                         U.S. Treasury Money Market Fund
                                  (the "Funds")

                          Supplement dated May 11, 2001
                        to Prospectus dated March 1, 2001

     Firstar Investment Research and Management Company, LLC, the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.


                               FIRSTAR FUNDS, INC.
                                 (the "Company")

                              Institutional Shares
                                     of the

Institutional Money Market Fund, Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, U.S. Government Securities Fund, Aggregate Bond Fund, Bond IMMDEX(TM)Fund, Strategic Income Fund, Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund, National Municipal Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth & Income Fund, Equity Income Fund, Relative Value Fund, Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, International Value Fund, Global Equity Fund, International Growth Fund, MidCap Index Fund, MidCap Core Equity Fund, Small Cap Index Fund, Small Cap Core Equity Fund, Science & Technology Fund and MicroCap Fund (the "Funds")


                          Supplement dated May 11, 2001
                        to Prospectus dated March 1, 2001

     Firstar Investment Research and Management Company, LLC, the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.


                               FIRSTAR FUNDS, INC.
                                 (the "Company")

                                  A & B Shares
                                     of the

     Money Market Fund, Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, U.S. Government Securities Fund, Aggregate Bond Fund, Bond IMMDEX(TM) Fund, Strategic Income Fund, Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund, National Municipal Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth & Income Fund, Equity Income Fund, Relative Value Fund, Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, International Value Fund, International Growth Fund, MidCap Index Fund, MidCap Core Equity Fund, Small Cap Index Fund, Small Cap Core Equity Fund, Science & Technology Fund and MicroCap Fund (the "Funds")


                          Supplement dated May 11, 2001
                        to Prospectus dated March 1, 2001

     Firstar Investment Research and Management Company, LLC, the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.


                               FIRSTAR FUNDS, INC.
                                 (the "Company")

                                    Y Shares
                                     of the

Short-Term Bond Fund, Intermediate Bond Fund, U.S. Government Securities Fund, Aggregate Bond Fund, Bond IMMDEX(TM) Fund, Strategic Income Fund, Tax-Exempt Intermediate Bond Fund, Missouri Tax-Exempt Bond Fund, National Municipal Bond Fund, Balanced Income Fund, Balanced Growth Fund, Growth & Income Fund, Equity Income Fund, Relative Value Fund, Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, International Value Fund, Global Equity Fund, International Growth Fund, MidCap Index Fund, MidCap Core Equity Fund, Small Cap Index Fund, Small Cap Core Equity Fund, Science & Technology Fund and MicroCap Fund and
                              Institutional Shares
                                     of the

Institutional Money Market Fund, Tax-Exempt Money Market Fund, Ohio Tax-Exempt Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the "Funds")

                          Supplement dated May 11, 2001
                        to Prospectus dated March 1, 2001

     Firstar Investment Research and Management Company, LLC, the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.


                                    REIT Fund
                                       of
                               FIRSTAR FUNDS, INC.
                                 (the "Company")

                          Supplement dated May 11, 2001
                      to the Prospectus dated March 1, 2001

     Firstar Investment Research and Management Company, LLC, the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management and its affiliates, had more than $116 billion in assets under management, including investment company assets of more than $50 billion.



                               FIRSTAR FUNDS, INC.
                                 (the "Company")

                       Statement of Additional Information

                                       for
                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                        Ohio Tax-Exempt Money Market Fund
                                  (the "Funds")

Supplement dated May 11, 2001 to the Statement of Additional Information dated March 1, 2001

     The following is added before the first paragraph under the heading "Advisory Services" on page 40:

     Firstar Investment Research and Management Company, LLC, ("FIRMCO") the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     Prior to May 2, 2001, FIRMCO was investment adviser to the Funds.

     The information appearing under the heading "Directors and Officers" on page 35 is revised to replace the information regarding Ms. Zentmyer and Ms. Rauman as follows:

Marian Zentmyer*            Director        Chief Investment Officer of Equities
777 E. Wisconsin Avenue     President       of U.S. Bancorp Piper Jaffray Asset
Suite 800                                   Management Inc. since May 2001;
Milwaukee, WI  53202                        Chief Investment Officer of Equities
Age 44                                      and Director of FIRMCO, 1998-May
                                            2001; Senior Vice President and
                                            Senior Portfolio Manager, FIRMCO
                                            from 1995 to 1998.

Laura J. Rauman             Vice President  Senior Vice President of U.S.
777 E. Wisconsin Avenue     Treasurer       Bancorp Piper Jaffray Asset
Suite 800                                   Management, Inc., since May 2001;
Milwaukee, WI 53202                         Senior Vice President of FIRMCO
Age 32                                      1995-May 2001; Vice President of
                                            Mercantile Mutual Funds since April
                                            2000; Senior Auditor, Price
                                            Waterhouse, LLP, prior thereto.

The paragraph under the chart on page 39 is replaced by the following:

     Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 2000, the Directors and Officers received aggregate fees and reimbursed expenses of $105,633. Ms. Zentmyer, Ms. Rauman and Mr. Neuberger receive no fees from the Company for their services as President and Director; Vice President and Treasurer; and Assistant Treasurer, respectively, although U.S. Bancorp Piper Jaffray Asset Management Inc., of which Ms. Zentmyer and Ms. Rauman are Chief Investment Officer of Equities and Senior Vice President, respectively, receives fees from the Company for advisory services and Firstar Mutual Fund Services, LLC of which Mr. Neuberger is Senior Vice President, receives fees from the Company for administration, transfer agency and accounting services. FIRMCO is a wholly owned subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this SAI, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

     Directors, employees, retirees and their families of U.S. Bancorp or its affiliates are exempt and do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of Retail A Shares. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

     The references to "Firstar Investment Research & Management Company, LLC" and/or "FIRMCO" on pages 2, 41 and 42 are replaced with "U.S. Bancorp Piper Jaffray Asset Management, Inc."



                                    REIT Fund
                                       of
                               FIRSTAR FUNDS, INC.
                                 (the "Company")


Supplement dated May 11, 2001 to Statement of Additional Information dated March 1, 2001

     The following replaces the first paragraph under the heading "Advisory Services" on page 26:

     Firstar Investment Research and Management Company, LLC, ("FIRMCO") the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     Prior to May 2, 2001, FIRMCO was investment adviser to the Funds.

     The information appearing under the heading "Directors and Officers" on page 22 is revised to replace the information regarding Ms. Zentmyer and Ms. Rauman as follows:


Marian Zentmyer*            Director        Chief Investment Officer of Equities
777 E. Wisconsin Avenue     President       of U.S. Bancorp Piper Jaffray Asset
Suite 800                                   Management Inc. since May 2001;
Milwaukee, WI  53202                        Chief Investment Officer of Equities
Age 44                                      and Director of FIRMCO, 1998-May
                                            2001; Senior Vice President and
                                            Senior Portfolio Manager, FIRMCO
                                            from 1995 to 1998.

Laura J. Rauman             Vice President  Senior Vice President of U.S.
777 E. Wisconsin Avenue     Treasurer       Bancorp Piper Jaffray Asset
Suite 800                                   Management, Inc., since May 2001;
Milwaukee, WI 53202                         Senior Vice President of FIRMCO
Age 32                                      1995-May 2001; Vice President of
                                            Mercantile Mutual Funds since April
                                            2000; Senior Auditor, Price
                                            Waterhouse, LLP, prior thereto.

The paragraph under the chart on page 25 is replaced by the following:

     Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 2000, the Directors and Officers received aggregate fees and reimbursed expenses of $105,633. Ms. Zentmyer, Ms. Rauman and Mr. Neuberger receive no fees from the Company for their services as President and Director; Vice President and Treasurer; and Assistant Treasurer, respectively, although U.S. Bancorp Piper Jaffray Asset Management Inc., of which Ms. Zentmyer and Ms. Rauman are Chief Investment Officer of Equities and Senior Vice President, respectively, receives fees from the Company for advisory services and Firstar Mutual Fund Services, LLC of which Mr. Neuberger is Senior Vice President, receives fees from the Company for administration, transfer agency and accounting services. FIRMCO is a wholly owned subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this SAI, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

     Directors, employees, retirees and their families of U.S. Bancorp or its affiliates are exempt and do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of Retail A Shares. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

     The references to "Firstar Investment Research & Management Company, LLC" and/or "FIRMCO" on pages 2, 26 and 31 are replaced with "U.S. Bancorp Piper Jaffray Asset Management, Inc."


                               FIRSTAR FUNDS, INC.
                                 (the "Company")
                       Statement of Additional Information

                                       for
       Short-Term Bond Fund           National Municipal Bond Fund       International Value Fund
      Intermediate Bond Fund              Balanced Income Fund              Global Equity Fund
 U.S. Government Securities Fund          Balanced Growth Fund          International Growth Fund
       Aggregate Bond Fund                Growth & Income Fund              MidCap Index Fund
        Bond IMMDEX(TM)Fund                  Equity Income Fund            MidCap Core Equity Fund
      Strategic Income Fund                Relative Value Fund             Small Cap Index Fund
Tax-Exempt Intermediate Bond Fund           Equity Index Fund           Small Cap Core Equity Fund
                                       Large Cap Core Equity Fund       Science & Technology Fund
  Missouri Tax-Exempt Bond Fund           Large Cap Growth Fund               MicroCap Fund
                                              (the "Funds")

Supplement dated May 11, 2001 to the Statement of Additional Information dated March 1, 2001

     The following replaces the first paragraph under the heading "Advisory Services" on page 99:

     Firstar Investment Research and Management Company, LLC, ("FIRMCO") the investment adviser to the Funds, joined its affiliate, First American Asset Management, a division of U.S. Bank National Association, to form U.S. Bancorp Piper Jaffray Asset Management, Inc. ("U.S. Bancorp Piper Jaffray Asset Management"), a subsidiary of U.S. Bank, an indirect subsidiary of U.S. Bancorp and an investment adviser registered under the Investment Advisers Act of 1940.

     As of May 2, 2001, U.S. Bancorp Piper Jaffray Asset Management, Inc. became investment adviser to the Funds. All other terms of the Funds' advisory agreements, including investment advisory fees, remain unchanged. The address of U.S. Bancorp Piper Jaffray Asset Management is 601 Second Avenue South, Minneapolis, Minnesota 55402.

     Prior to May 2, 2001, FIRMCO was investment advisor to the Funds. FIRMCO was a Wisconsin limited liability company and a subsidiary of U.S. Bancorp.

     The information appearing under the heading "Directors and Officers" on page 94 is revised to replace the information regarding Ms. Zentmyer and Ms. Rauman as follows:


Marian Zentmyer*            Director        Chief Investment Officer of Equities
777 E. Wisconsin Avenue     President       of U.S. Bancorp Piper Jaffray Asset
Suite 800                                   Management Inc. since May 2001;
Milwaukee, WI  53202                        Chief Investment Officer of Equities
Age 44                                      and Director of FIRMCO, 1998-May
                                            2001; Senior Vice President and
                                            Senior Portfolio Manager, FIRMCO
                                            from 1995 to 1998.

Laura J. Rauman             Vice President  Senior Vice President of U.S.
777 E. Wisconsin Avenue     Treasurer       Bancorp Piper Jaffray Asset
Suite 800                                   Management, Inc., since May 2001;
Milwaukee, WI 53202                         Senior Vice President of FIRMCO
Age 32                                      1995-May 2001; Vice President of
                                            Mercantile Mutual Funds since
                                            April 2000; Senior Auditor, Price
                                            Waterhouse, LLP, prior thereto.

The paragraph under the chart on page 98 is replaced by the following:

     Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 2000, the Directors and Officers received aggregate fees and reimbursed expenses of $105,633. Ms. Zentmyer, Ms. Rauman and Mr. Neuberger receive no fees from the Company for their services as President and Director; Vice President and Treasurer; and Assistant Treasurer, respectively, although U.S. Bancorp Piper Jaffray Asset Management Inc., of which Ms. Zentmyer and Ms. Rauman are Chief Investment Officer of Equities and Senior Vice President, respectively, receives fees from the Company for advisory services and Firstar Mutual Fund Services, LLC of which Mr. Neuberger is Senior Vice President, receives fees from the Company for administration, transfer agency and accounting services. FIRMCO is a wholly owned subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this SAI, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

     Directors, employees, retirees and their families of U.S. Bancorp or its affiliates are exempt and do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of Retail A Shares. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

     The references to "Firstar Investment Research & Management Company, LLC" and/or "FIRMCO" on pages 6, 100, 102, 103 and 104 are replaced with "U.S. Bancorp Piper Jaffray Asset Management, Inc."